UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

7334 Spinnaker Street

Carlsbad, CA 92011

(Address of principal executive offices)

 (Zip code)

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: 760-602-0103

Date of fiscal year end: June 30

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Oceanstone Fund

ASBURY AUTOMOTIVE GROUP, INC.

Ticker Symbol:ABG	Cusip Number:043436104
Record Date: 3/5/2009	Meeting Date: 4/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-JANET M. CLARKE, 02-DENNIS E. CLEMENTS, 03-MICHAEL J. DURHAM	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF EARNST & YOUNG LLP AS ASBURY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2009	For	Issuer	For	With
3	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF ASBURY'S 2002 EQUITY INCENTIVE PLAN	For	Issuer	For	With
4	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF ASBURY'S KEY EXECUTIVE INCENTIVE COMPENSATION PLAN	For	Issuer	For	With

AVIS BUDGET GROUP, INC.

Ticker Symbol:CAR	Cusip Number:053774105
Record Date: 4/20/2009	Meeting Date: 6/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-RONALD L. NELSON, 02-MARY C. CHOKSI, 03-LEONARD S. COLEMAN, 04-MARTIN L. EDELMAN, 05-JOHN D. HARDY, 06-LYNN KROMINGA, 07-EDUARDO G. MESTRE, 08-F. ROBERT SALERNO, 09-STENDER E. SWEENEY	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE AUDITORS OF AVIS BUDGET GROUP'S (THE ""COMPANY"") FINANCIAL STATEMENTS FOR FISCAL YEAR 2009.	For	Issuer	For	With
3	APPROVE AN AMENDMENT TO THE AMENDED AND RESTATED CERTIFICATE OF INCORPORATION.	For	Issuer	For	With
4	TO CONSIDER AND APPROVE THE COMPANY'S PROPOSAL TO AMEND THE AVIS BUDGET GROUP, INC. 2007 EQUITY AND INCENTIVE PLAN.	For	Issuer	For	With
5	TO CONSIDER AND APPROVE THE AVIS BUDGET GROUP, INC. EMPLOYEE STOCK PURCHASE PLAN.	For	Issuer	For	With
6	BOARD OF DIRECTOIRS AMEND THE GOVERNING DOCUMENTS TO INCLUDE A MAJORITY VOTING STANDARD FOR UNCONTESTED ELECTIONS FOR THE BOARD, IF PROPERLY PRESENTED AT THE MEETING	For	Issuer	For	With
7	TO CONSIDER AND VOTE UPON A STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD PREPARE A REPORT CONCERNING THE FEASIBILITY OF ADOPTING QUALITATIVE GOALS, BASED ON CURRENT AND EMERGING TECHNOLOGIES, FOR REDUCING TOTAL GREENHOUSE GAS EMISSIONS FROM THE COMPANY'S CAR RENTAL OPERATIONS, IF PROPERLY PRESENTED AT THE MEETING	Against	Stockholder	Against	With

BOOKS-A-MILLION, INC.

Ticker Symbol:BAMM	Cusip Number:098570104
Record Date: 3/27/2009	Meeting Date: 5/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-CLYDE B. ANDERSON, 02-RONALD G. BRUNO	For	Issuer	For	With
2	TO RETIFY THE APPOINTMENT OF GRANT THORNTON LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With

CALAVO GROWERS, INC.

Ticker Symbol:CVGW	Cusip Number:128246105
Record Date: 3/6/2009	Meeting Date: 4/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLWOING NOMINEES 01-LECIL E. COLE, 02-GEORGE H. BARNES, 03-MICHAEL D. HAUSE, 04-DONALD M. SANDERS, 05-FRED J. FERRAZZANO, 06-ALVA V. SNIDER, 07-SCOTT VAN DER KAR, 08-J. LINK LEAVENS, 09-DORCAS H. MCFARLANE, 10-JOHN M. HUNT, 11-EGIDIO CARBONE, 12-HAROLD EDWARDS, 13-STEVEN HOLLISTER	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF EARNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF CALAVO GROWERS, INC. FOR THE YEAR ENDING OCTOBER 31, 2009	For	Issuer	For	With

DOLLAR THRIFTY AUTOMOTIVE GROUP, IN

Ticker Symbol:DTG	Cusip Number:256743105
Record Date: 3/16/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-THOMAS P. CAPO, 02-MARYANN N. KELLER, 03-THE HON. E.C. LUMLEY, 04-RICHARD W. NEU, 05-JOHN C. POPE, 06-SCOTT L. THOMPSON	For	Issuer	For	With
2	RATIFICATION OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2009	For	Issuer	For	With
3	APPROVAL OF THE ADDITION OF 1,300,000 SHARES TO THE DOLLAR THRIFTY AUTOMOTIVE GROUP, INC. SECOND AMENDED AND RESTATED LONG-TERM INCENTIVE PLAN AND DIRECTOR EQUITY PLAN.	For	Issuer	For	With

FUQI INTERNATIONAL, INC.

Ticker Symbol:FUQI	Cusip Number:36102A207
Record Date: 8/27/2008	Meeting Date: 10/10/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-YU KWAI CHONG, 02-CHING WAN WONG, 03-LIE XI ZHUANG, 04-HON. LILY LEE CHEN, 05-EILEEN B. BRODY, 06-VICTOR A. HOLLANDER, 07-JEFF HAIYONG LIU	For	Issuer	For	With
2	APPROVE THE REAPPOINTMENT OF STONEFIELD JOSEPHSON, INC., AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2008	For	Issuer	For	With

FUQI INTERNATIONAL, INC.

Ticker Symbol:FUQI	Cusip Number:36102A207
Record Date: 4/29/2009	Meeting Date: 6/1/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-YU KWAI CHONG, 02-CHING WAN WONG, 03-LIE XI ZHUANG, 04-LILY LEE CHEN, 05-EILEEN B. BRODY, 06-VICTOR A. HOLLANDER, 07-JEFF HAIYONG LIU	For	Issuer	For	With
2	TO APPROVE THE REAPPOINTMENT OF STONEFIELD JOSEPHSON, INC. AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2009.	For	Issuer	For	With
3	APPROVE THE FUQI INTERNATIONAL, INC. 2009 OMNIBUS INCENTIVE PLAN.	For	Issuer	For	With

PETMED EXPRESS, INC.

Ticker Symbol:PETS	Cusip Number:716382106
Record Date: 6/13/2008	Meeting Date: 8/1/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMENEES 01-MENDERES AKDAG, 02-FRANK J. FORMICA, 03-GIAN M. FULGONI, 04-RONALD J. KORN, 05-ROBERT C. SCHWEITZER	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF MCGLADREY & PULLEN, LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY TO SERVE FOR THE 2009 FISCAL YEAR.	For	Issuer	For	With

SONIC AUTOMOTIVE, INC.

Ticker Symbol:SAH	Cusip Number:83545G102
Record Date: 3/27/2009	Meeting Date: 5/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-O. BRUTON SMITH, 02-B. SCOTT SMITH, 03-DAVID B. SMITH, 04-WILLIAM I. BELK, 05-WILLIAM R. BROOKS, 06-VICTOR H. DOOLAN, 07-ROBERT HELLER, 08-ROBERT L. REWEY, 09-DAVID C. VORHOFF	For	Issuer	For	With
2	AMENDMENT AND RESTATEMENT OF THE SONIC AUTOMOTIVE, INC. INCENTIVE COMPENSATION PLAN THAT ADDS NEW PERFORMANCE CRITERIA THAT CAN BE USED FOR PERFORMANCE-BASED COMPENSATION AND MAKES OTHER REVISIIONS	For	Issuer	For	With
3	AMENDMENT AND RESTATEMENT OF THE SONIC AUTOMOTIVE, INC. 2004 STOCK INCENTIVE PLAN THAT INCREASES THE SHARES ISSUABLE THEREUNDER FROM 3,000,000 TO 5,000,000 SHARES, ADDS NEW PERFORMANCE CRITERIA THAT CAN BE USED FOR PERFORMANCE-BASED AWARDS AND MAKES OTHER REVISIONS	For	Issuer	For	With
4	AMENDMENT AND RESTATEMENT OF THE SONIC AUTOMOTIVE, INC. 2005 FORMULA RESTRICTED STOCK PLAN FOR NON-EMPLOYEE DIRECTORS THAT INCREASES THE SHARES ISSUABLE THEREUNDER FROM 90,000 TO 340,000 SHARES, LIMIT THE MAXIMUM NUMBER OF SHARES THAT CAN BE GRANTED TO A NON-EMPLOYEE DIRECTOR DURING 2009 TO 15,000 SHARES AND MAKES OTHER REVISIONS	For	Issuer	For	With
5	RATIFICATION OF APPOINTMENT OF EARNST & YOUNG LLP AS SONIC AUTOMOTIVE'S INDEPENDENT ACCOUNTANTS	For	Issuer	For	With

SYNNEX CORPORATION

Ticker Symbol:SNX	Cusip Number:87162W100
Record Date: 2/12/2009	Meeting Date: 3/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-ROBERT HUANG, 02-KEVIN MURAI, 03-MATTHEW MIAU, 04-FRED BREIDENBACH, 05-GREGORY QUESNEL, 06-DWIGHT STEFFENSEN, 07-JAMES VAN HORNE, 08-DUANE ZITZNER	For	Issuer	For	With
2	AMENDMENT OF AMENDED AND RESTATED 2003 EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OF SHARES AVAILABLE FOR ISSUANCE THEREUNDER BY 250,000 SHARES FROM 500,000 SHARES TO 750,000 SHARES.	For	Issuer	For	With
3	APPROVAL OF 2009 PROFIT SHARING PLAN FOR SECTION 16(B) OFFICERS	For	Issuer	For	With
4	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS	For	Issuer	For	With

UNITED PANAM FINANCIAL CORP.

Ticker Symbol:UPFC	Cusip Number:911301109
Record Date: 8/4/2008	Meeting Date: 9/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-LUIS MAIZEL, 02-MITCHELL G. LYNN, 03-JAMES VAGIM	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF GROBSTEIN, HORWATH & COMPANY LLP AS OUR INDEPENDENT PUBLIC ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31,2008	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By /s/James J. Wang

* James J. Wang

President and Treasurer

Date: August 11, 2009

*Print the name and title of each signing officer under his or her signature.